CNA CAPITAL AADVANTAGE VARIABLE ANNUITY
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                          SUPPLEMENT DATED MAY 7, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2001

                   CNA CAPITAL SELECT(R) PLUS VARIABLE ANNUITY
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                          SUPPLEMENT DATED MAY 7, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2001


                                 ISSUED THROUGH
                       VALLEY FORGE LIFE INSURANCE COMPANY
           VARIABLE ANNUITY SEPARATE ACCOUNT (THE "SEPARATE ACCOUNT")
                                       BY
                   VALLEY FORGE LIFE INSURANCE COMPANY ("VFL")


This supplement amends the prospectus to provide updated information concerning recent developments affecting VFL. This supplement incorporates all terms used in the prospectus for this contract.

On April 30, 2004, Swiss Re Life & Health America Inc. ("Swiss Re") became the owner of VFL. Swiss Re is ultimately controlled by Swiss Reinsurance Company. At the time Swiss Re became the owner of VFL, Swiss Re elected new officers and directors of VFL. In addition, the executive offices of VFL have been relocated to 175 King St., Armonk, NY 10504. VFL is no longer affiliated with the principal underwriter of the contracts, CNA Investor Services, Inc.

Your contract will have the same value, and VFL's obligations and duties to you under your contract will not change because of Swiss Re's ownership of VFL. Phoenix CNA Variable Unit will continue to administer and service your contract. You may contact the Phoenix CNA Variable Unit by mail at P.O. Box 87, Hartford, CT 06142-0067 or by phone toll-free at 1-800-827-2621. The servicing of the contracts will not be materially affected by the acquisition of VFL by Swiss Re.

                                    * * * * *

This supplement should be retained with your Variable Annuity prospectus for future reference. If you do not have a current prospectus, please contact us at 1-800-827-2621.



TF 857

                   CNA CAPITAL SELECT(R) PLUS VARIABLE ANNUITY
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                          SUPPLEMENT DATED MAY 7, 2004
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001

                     CNA CAPITAL AADVANTAGE VARIABLE ANNUITY
                   FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                          SUPPLEMENT DATED MAY 7, 2004
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001


                                 ISSUED THROUGH
                       VALLEY FORGE LIFE INSURANCE COMPANY
           VARIABLE ANNUITY SEPARATE ACCOUNT (THE "SEPARATE ACCOUNT")
                                       BY
                   VALLEY FORGE LIFE INSURANCE COMPANY ("VFL")



This supplement amends the statement of additional information to provide updated information concerning recent developments affecting VFL. This supplement incorporates all terms used in the statement of additional information for this contract.

On April 30, 2004, Swiss Re Life & Health America Inc. ("Swiss Re") became the owner of VFL. Swiss Re is ultimately controlled by Swiss Reinsurance Company. At the time Swiss Re became the owner of VFL, Swiss Re elected new officers and directors of VFL. In addition, the executive offices of VFL have been relocated to 175 King St., Armonk, NY 10504. VFL is no longer affiliated with the principal underwriter of the contracts, CNA Investor Services, Inc.

Your contract will have the same value, and VFL's obligations and duties to you under your contract will not change because of Swiss Re's ownership of VFL. Phoenix CNA Variable Unit will continue to administer and service your contract. You may contact the Phoenix CNA Variable Unit by mail at P.O. Box 87, Hartford, CT 06142-0067 or by phone toll-free at 1-800-827-2621. The servicing of the contracts will not be materially affected by the acquisition of VFL by Swiss Re.

                                    * * * * *

This supplement should be retained with your Variable Annuity statement of additional information for future reference. If you do not have a current statement of additional information, please contact us at 1-800-827-2621.


TF 858